Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2020
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
10. CASH AND CASH EQUIVALENTS

	Consolidated
	2020 $	2019 $	2018 $
Reconciliation of cash and cash equivalents

Cash at bank and on hand	14,214,160	2,131,741	5,487,035
Total cash and cash equivalents	14,214,160	2,131,741	5,487,035

Reconciliation of loss for the year
Reconciliation of loss for the year after income tax to net cash flows used in operating activities is as follows:
Loss for the year after income tax	6,098,930	(6,425,604)	(5,463,872)

Adjust for non-cash items
Amortization and depreciation expenses	65,148	156,260	303,749
Other expenses	2,885	—	—
Impairment of investments	-	500,000	—
Share-based payments expense	(14,442)	335,102	129,635
Interest classified as investing cash flows	-	(25,850)	15,219
Net (profit) / loss on disposal of plant and equipment	(37,000)	—	—
Net (gains) / losses on liquidation of subsidiary	-	—	(527,049)
Depreciation of right-of-use of assets	200,785	-	-
Inventory written-off	18,917	-	-
Gain on investment previously written off	(43,380)	-	-
Finance costs	86,503	-	-
Interest received	(22,507)	-	-

Net foreign exchange (gains) / losses	(597,441)	(92,518)	(128,360)

Adjust for changes in assets and liabilities
Decrease / (increase) in trade and other receivables	29,412	(517,383)	124,889
(Increase) / decrease in other operating assets	115,455	(70,027)	17,815
(Increase) / decrease in inventories	(59,525)	27,142	(2,972)
Increase / (decrease) in trade and other payables	695,653	60,178	47,027
Increase / (Decrease) in provisions	(53,631)		-
Increase / (decrease) in operating liabilities	—	(20,482)	(122,176)
Net cash flows from / (used in) operating activities	(5,712,098)	(6,073,182)	(5,636,533)
Financing facilities available
As at June 30, 2020, the following financing facilities had been negotiated and were available:
Total facilities
Credit cards	193,605	95,714	183,770
Facilities used as at reporting date
Credit cards	(5,332)	(6,516)	(12,031)
Facilities unused as at reporting date
Credit cards	188,272	89,198	171,739